Income Tax (Details) - Schedule of Tax on Losses - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Charge for the year	$ 57,256	$ 34,352	$ 64,343	$ 28,516	$ 26,647
Overprovision in prior years					(26,778)
Deferred (note 24)	(203)		(1,360)	(280,295)	(38,042)
Income tax expense/(credit) for the year	$ 57,459	$ 34,352	$ 62,983	$ (251,779)	$ (38,173)